Retirement Plans - Changes in Company's Assets and Related Obligations for its Pension Plans (Parenthetical) (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Compensation and Retirement Disclosure [Abstract]
Unrecognized net actuarial loss amount net of tax	$ (12.7)	$ (41.5)
Unrecognized prior service cost amount net of tax	$ (0.1)	$ (0.1)